34 Financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	R$ 850,554	R$ 589,052	R$ 603,630
Financial expenses	(3,882,785)	(3,007,551)	(3,747,217)
Exchange rate variations, net	(1,724,520)	(2,256,983)	(798,762)
Finance income (cost)	(4,756,751)	(4,675,482)	(3,942,349)
Interest income [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	708,542	530,007	512,051
Other Financial Expenses [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(426,171)	(362,072)	(849,461)
Interest expenses [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	2,191,765	2,084,780	2,219,503
Monetary variations on fiscal debts [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(232,612)	33,429	(191,101)
Customer discounts granted [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	80,404	(141,223)	(137,389)
Loans transaction costs [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(465,000)	89,982	64,771
Adjustment to present value [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(348,930)	(296,065)	(284,992)
Interest expense on leases [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(137,903)
Financial assets [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Exchange rate variations, net	(31,137)	1,268,741	216,381
Financial liabilities [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Exchange rate variations, net	(1,693,383)	(3,525,724)	(1,015,143)
Other Financial Income [Member]
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	R$ 142,012	R$ 59,045	R$ 91,579